Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–77.85%
Australia–3.89%
BHP Group Ltd.	1,535	$40,684
BHP Group PLC	1,896	41,352
Brambles Ltd.	2,128	16,441
Coles Group Ltd.	2,669	34,714
CSL Ltd.	851	164,126
Fortescue Metals Group Ltd.	9,388	116,694
Glencore PLC(a)	2,979	6,870
Rio Tinto Ltd.	1,135	82,661
Rio Tinto PLC	1,586	96,661
Wesfarmers Ltd.	993	33,004
Woolworths Group Ltd.	1,689	46,655
		679,862
Belgium–0.39%
Anheuser-Busch InBev S.A./N.V.	838	45,396
KBC Group N.V.	52	2,980
UCB S.A.	155	19,862
		68,238
Brazil–2.85%
Ambev S.A.	3,900	10,392
B2W Cia Digital(a)	300	6,862
Banco Bradesco S.A., Preference Shares	6,820	29,338
Banco do Brasil S.A.	4,700	30,255
CCR S.A.	3,100	8,890
Centrais Eletricas Brasileiras S.A.	600	4,249
Cosan S.A.	300	5,199
Gerdau S.A., Preference Shares	2,500	8,363
Itau Unibanco Holding S.A., Preference Shares	2,500	12,887
Itausa S.A., Preference Shares	3,500	7,159
Lojas Americanas S.A., Preference Shares	1,200	7,844
Lojas Renner S.A.	1,800	14,192
Magazine Luiza S.A.	600	9,283
Natura & Co. Holding S.A.	800	7,214
Neoenergia S.A.	800	3,243
Petroleo Brasileiro S.A., Preference Shares	34,200	145,544
Raia Drogasil S.A.	100	2,379
Suzano S.A.(a)	400	3,221
Vale S.A.	11,800	137,328
WEG S.A.	3,500	45,188
		499,030
Chile–0.14%
Falabella S.A.	6,847	24,419
China–11.13%
58.com, Inc., ADR(a)	542	30,010
AAC Technologies Holdings, Inc.	500	3,946
Agricultural Bank of China Ltd., H Shares	39,000	13,853
Alibaba Group Holding Ltd., ADR(a)	735	184,500
Shares		Value
China–(continued)
Alibaba Health Information Technology Ltd.(a)	6,000	$16,598
Anhui Conch Cement Co. Ltd., H Shares	1,500	11,345
ANTA Sports Products Ltd.	1,000	9,500
Baidu, Inc., ADR(a)	219	26,149
Bank of China Ltd., H Shares	138,000	46,097
Bank of Communications Co. Ltd., H Shares	27,000	14,996
BeiGene Ltd., ADR(a)	26	5,434
Beijing Enterprises Holdings Ltd.	1,500	5,251
Bilibili, Inc., ADR(a)	297	12,943
Brilliance China Automotive Holdings Ltd.	8,000	8,196
BYD Co. Ltd., H Shares	1,000	9,477
China CITIC Bank Corp. Ltd., H Shares	21,000	9,165
China Conch Venture Holdings Ltd.	1,000	4,300
China Construction Bank Corp., H Shares	159,000	115,980
China Everbright Bank Co. Ltd., H Shares	18,000	6,765
China Life Insurance Co. Ltd., H Shares	5,000	11,410
China Mengniu Dairy Co. Ltd.(a)	2,000	9,373
China Merchants Bank Co. Ltd., H Shares	2,000	9,339
China Minsheng Banking Corp. Ltd., H Shares	17,500	11,026
China Mobile Ltd.	10,000	68,164
China Overseas Land & Investment Ltd.	7,000	21,339
China Pacific Insurance (Group) Co. Ltd., H Shares	2,600	7,471
China Petroleum & Chemical Corp., H Shares	40,000	17,033
China Resources Cement Holdings Ltd.	2,000	2,737
China Resources Land Ltd.	4,000	16,540
China Resources Pharmaceutical Group Ltd.(b)	6,500	3,694
China Shenhua Energy Co. Ltd., H Shares	2,000	3,338
China Taiping Insurance Holdings Co. Ltd.	3,600	6,316
China Telecom Corp. Ltd., H Shares	8,000	2,387
China Tower Corp. Ltd., H Shares(b)	64,000	11,657
China Unicom Hong Kong Ltd.	6,000	3,349
CITIC Ltd.	6,000	5,573
CITIC Securities Co. Ltd., H Shares	2,500	5,827
CNOOC Ltd.	18,000	19,069
Country Garden Holdings Co. Ltd.	10,000	12,734
Country Garden Services Holdings Co. Ltd.	3,000	18,113
CSPC Pharmaceutical Group Ltd.	10,400	21,844
ENN Energy Holdings Ltd.	300	3,638
GDS Holdings Ltd., ADR(a)	64	5,139
Geely Automobile Holdings Ltd.	3,000	6,247
Great Wall Motor Co. Ltd., H Shares	6,000	5,867
GSX Techedu, Inc., ADR(a)	322	28,697
Haier Electronics Group Co. Ltd.(c)	1,000	3,811
Haitong Securities Co. Ltd., H Shares(a)	3,600	3,309
Hengan International Group Co. Ltd.	1,000	8,358
Industrial & Commercial Bank of China Ltd., H Shares	135,000	79,861
JD.com, Inc., ADR(a)	1,418	90,454
Kunlun Energy Co. Ltd.	8,000	6,700
Lenovo Group Ltd.	24,000	14,563
Li Ning Co. Ltd.	1,500	4,839
Logan Group Co. Ltd.	2,000	3,469
Longfor Group Holdings Ltd.(b)	2,500	12,372

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
China–(continued)
Meituan Dianping, B Shares(a)	1,300	$32,240
Momo, Inc., ADR	554	10,232
NetEase, Inc., ADR	168	77,014
New China Life Insurance Co. Ltd., H Shares	900	3,487
New Oriental Education & Technology Group, Inc., ADR(a)	284	39,817
PetroChina Co. Ltd., H Shares	68,000	23,386
PICC Property & Casualty Co. Ltd., H Shares	10,000	7,826
Pinduoduo, Inc., ADR(a)	361	33,140
Ping An Healthcare and Technology Co. Ltd.(a)(b)	500	8,555
Ping An Insurance (Group) Co. of China Ltd., H Shares	2,500	26,372
Postal Savings Bank of China Co. Ltd., H Shares(b)	13,000	7,131
Semiconductor Manufacturing International Corp.(a)	3,500	13,581
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	4,000	10,177
Shenzhou International Group Holdings Ltd.	200	2,393
Shimao Group Holdings Ltd.	3,000	12,736
Sino Biopharmaceutical Ltd.	13,500	17,482
Sinopharm Group Co. Ltd., H Shares	4,400	10,494
Sinotruk Hong Kong Ltd.	1,000	3,120
Sun Art Retail Group Ltd.	3,000	4,158
Sunac China Holdings Ltd.	1,000	4,719
Sunny Optical Technology Group Co. Ltd.	500	9,328
TAL Education Group, ADR(a)	284	22,200
Tencent Holdings Ltd.	3,600	246,437
Tencent Music Entertainment Group, ADR(a)	1,367	22,063
Tingyi Cayman Islands Holding Corp.	2,000	3,716
Vipshop Holdings Ltd., ADR(a)	993	22,611
Want Want China Holdings Ltd.	7,000	5,172
Weibo Corp., ADR(a)	284	9,815
Weichai Power Co. Ltd., H Shares	4,000	8,639
Wilmar International Ltd.	900	3,049
Wuxi Biologics Cayman, Inc.(a)(b)	500	10,311
Xiaomi Corp., B Shares(a)(b)	40,000	77,217
Yihai International Holding Ltd.(a)	1,000	12,236
Yum China Holdings, Inc.	542	27,772
Zhongsheng Group Holdings Ltd.	500	3,093
ZTO Express Cayman, Inc., ADR	374	13,857
		1,945,738
Colombia–0.05%
Bancolombia S.A., Preference Shares	709	5,033
Interconexion Electrica S.A. ESP	567	2,916
		7,949
Denmark–1.96%
AP Moller - Maersk A/S, Class B	6	7,732
Coloplast A/S, Class B	245	41,787
Danske Bank A/S(a)	374	6,059
DSV Panalpina A/S	90	12,441
Genmab A/S(a)	39	13,382
Novo Nordisk A/S, Class B	2,682	176,949
Novozymes A/S, Class B	413	24,777
Orsted A/S(b)	219	31,369
Vestas Wind Systems A/S	219	28,310
		342,806
Shares		Value
Finland–0.49%
Kone OYJ, Class B	348	$27,575
Neste OYJ	387	17,802
Nokia OYJ	3,847	18,503
UPM-Kymmene OYJ	838	22,451
		86,331
France–5.15%
Air Liquide S.A.	516	85,187
AXA S.A.	426	8,526
BNP Paribas S.A.(a)	400	16,229
Bouygues S.A.	129	4,588
Capgemini SE	103	13,356
Carrefour S.A.	438	6,986
Cie de Saint-Gobain(a)	258	9,536
Cie Generale des Etablissements Michelin S.C.A.	77	8,057
Credit Agricole S.A.(a)	438	4,231
Dassault Systemes SE	103	18,789
ENGIE S.A.(a)	1,019	13,611
Gecina S.A.	26	3,355
Hermes International	39	31,657
Kering S.A.	103	58,475
Legrand S.A.	52	4,028
L’Oreal S.A.	284	95,119
LVMH Moet Hennessy Louis Vuitton SE	219	95,151
Orange S.A.	516	6,045
Peugeot S.A.(a)	361	5,851
Safran S.A.(a)	77	8,184
Sanofi	1,309	136,845
Sartorius Stedim Biotech	52	16,190
Schneider Electric SE	877	102,177
SEB S.A.	522	86,407
Societe Generale S.A.(a)	781	12,002
TOTAL S.A.	696	25,841
Veolia Environnement S.A.	116	2,652
Vinci S.A.	258	22,277
		901,352
Germany–4.43%
adidas AG(a)	39	10,789
Allianz SE	129	26,907
BASF SE	332	18,385
Bayer AG	335	22,306
Continental AG	52	5,078
Daimler AG	168	7,444
Delivery Hero SE(a)(b)	529	61,040
Deutsche Boerse AG	554	101,286
Deutsche Post AG(a)	168	6,811
Deutsche Wohnen SE	1,844	89,681
E.ON SE	2,489	29,203
Evonik Industries AG	619	16,724
Fresenius Medical Care AG & Co. KGaA(a)	234	20,616
Fresenius SE & Co. KGaA(a)	284	14,192
Infineon Technologies AG	774	19,345
Merck KGaA	168	21,464
Muenchener Rueckversicherungs-Gesellschaft AG	52	13,825
RWE AG	606	22,909
SAP SE	658	104,089
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Germany–(continued)
Sartorius AG, Preference Shares	52	$19,953
Siemens AG	181	23,193
Volkswagen AG, Preference Shares(a)	103	15,242
Vonovia SE	1,599	103,910
		774,392
Hong Kong–1.83%
CK Asset Holdings Ltd.	1,500	8,271
CK Hutchison Holdings Ltd.	1,500	9,795
CLP Holdings Ltd.	2,500	23,690
Hong Kong & China Gas Co. Ltd. (The)	3,850	5,528
Hong Kong Exchanges & Clearing Ltd.	3,200	153,018
Hongkong Land Holdings Ltd.	900	3,431
Link REIT	600	4,621
New World Development Co. Ltd.	1,250	6,105
Power Assets Holdings Ltd.	1,000	5,572
Sino Land Co. Ltd.	8,000	9,703
Sun Hung Kai Properties Ltd.	6,000	72,922
WH Group Ltd.	20,500	18,250
		320,906
Indonesia–0.33%
PT Astra International Tbk	29,600	10,388
PT Bank Central Asia Tbk	5,800	12,426
PT Bank Mandiri (Persero) Tbk	23,500	9,287
PT Bank Negara Indonesia (Persero) Tbk	17,100	5,336
PT Gudang Garam Tbk(a)	900	3,077
PT Indofood Sukses Makmur Tbk	8,700	3,860
PT Telekomunikasi Indonesia (Persero) Tbk	63,000	13,173
		57,547
Ireland–0.39%
Flutter Entertainment PLC(a)	309	46,409
Kerry Group PLC	127	16,848
Kerry Group PLC, Class A	41	5,429
		68,686
Israel–0.05%
Check Point Software Technologies Ltd.(a)	64	8,022
Italy–0.83%
Assicurazioni Generali S.p.A.	426	6,392
Atlantia S.p.A.(a)	258	4,116
Enel S.p.A.	9,581	87,698
Eni S.p.A.	954	8,533
Ferrari N.V.	116	20,793
Intesa Sanpaolo S.p.A.(a)	4,088	8,304
UniCredit S.p.A.(a)	980	9,000
		144,836
Japan–13.75%
Aeon Co. Ltd.	1,000	23,656
Ajinomoto Co., Inc.	500	9,032
Asahi Group Holdings Ltd.	100	3,283
Astellas Pharma, Inc.	2,600	40,687
Bridgestone Corp.	400	11,791
Canon, Inc.	300	4,796
Chubu Electric Power Co., Inc.	900	10,683
Chugai Pharmaceutical Co. Ltd.	1,900	85,135
Dai-ichi Life Holdings, Inc.	2,600	30,581
Shares		Value
Japan–(continued)
Daiichi Sankyo Co. Ltd.	400	$35,187
Daikin Industries Ltd.	200	35,167
Daiwa House Industry Co. Ltd.	100	2,223
Denso Corp.	100	3,690
East Japan Railway Co.	100	5,772
Eisai Co. Ltd.	600	48,467
FUJIFILM Holdings Corp.	500	22,279
Fujitsu Ltd.	300	40,259
Hitachi Ltd.	300	8,905
Honda Motor Co. Ltd.	1,800	43,732
Hoya Corp.	500	49,337
INPEX Corp.	1,000	5,721
ITOCHU Corp.	2,100	46,001
Japan Tobacco, Inc.	300	5,162
Kansai Electric Power Co., Inc. (The)	600	5,714
Kao Corp.	800	58,030
KDDI Corp.	1,300	40,018
Keyence Corp.	310	130,279
Kirin Holdings Co. Ltd.	900	17,409
Komatsu Ltd.	200	3,946
Kyocera Corp.	300	16,737
M3, Inc.	1,300	66,387
MEIJI Holdings Co. Ltd.	100	7,829
Mitsubishi Corp.	600	12,113
Mitsubishi Electric Corp.	2,100	27,467
Mitsubishi Estate Co. Ltd.	300	4,339
Mitsubishi UFJ Financial Group, Inc.	5,500	20,633
Mitsui & Co. Ltd.	1,700	25,511
Mitsui Fudosan Co. Ltd.	200	3,144
Mizuho Financial Group, Inc.	6,700	8,146
MS&AD Insurance Group Holdings, Inc.	100	2,509
Murata Manufacturing Co. Ltd.	1,400	87,692
Nexon Co. Ltd.	700	18,061
Nidec Corp.	120	9,603
Nintendo Co. Ltd.	200	87,746
Nippon Paint Holdings Co. Ltd.	300	20,425
Nippon Telegraph & Telephone Corp.	3,500	81,017
Nitori Holdings Co. Ltd.	100	21,988
Nomura Holdings, Inc.	10,200	47,643
NTT DOCOMO, Inc.	3,300	90,788
Olympus Corp.	2,100	37,691
Ono Pharmaceutical Co. Ltd.	600	16,829
ORIX Corp.	800	8,609
Otsuka Holdings Co. Ltd.	300	12,473
Panasonic Corp.	2,600	22,333
Recruit Holdings Co. Ltd.	300	9,311
Secom Co. Ltd.	200	17,262
Sekisui House Ltd.	800	14,632
Seven & i Holdings Co. Ltd.	700	21,328
Shimano, Inc.	100	21,839
Shin-Etsu Chemical Co. Ltd.	400	46,903
Shionogi & Co. Ltd.	200	11,879
SMC Corp.	150	78,254
Softbank Corp.	1,100	14,743
SoftBank Group Corp.	500	31,491
Sompo Holdings, Inc.	100	3,294
Sony Corp.	1,300	100,809
Sumitomo Corp.	600	6,693
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Japan–(continued)
Sumitomo Mitsui Financial Group, Inc.	800	$21,388
Sumitomo Mitsui Trust Holdings, Inc.	100	2,582
Sysmex Corp.	100	7,700
Takeda Pharmaceutical Co. Ltd.	1,338	47,604
Terumo Corp.	500	18,816
Tokio Marine Holdings, Inc.	1,400	59,128
Tokyo Electron Ltd.	200	54,638
Tokyo Gas Co. Ltd.	800	16,955
Toyota Motor Corp.	2,300	137,017
Unicharm Corp.	900	40,451
Z Holdings Corp.	6,500	34,306
		2,403,678
Macau–0.08%
Galaxy Entertainment Group Ltd.	2,000	13,643
Malaysia–0.33%
CIMB Group Holdings Bhd.	5,300	4,507
Genting Bhd.	3,800	3,453
Hartalega Holdings Bhd.	3,300	15,732
IHH Healthcare Bhd.	5,600	7,128
MISC Bhd.	1,900	3,533
Petronas Gas Bhd.	1,400	5,537
RHB Bank Bhd.	3,200	3,783
Tenaga Nasional Bhd.	5,000	13,458
		57,131
Mexico–0.48%
Arca Continental S.A.B. de C.V.	1,000	4,932
Fomento Economico Mexicano, S.A.B. de C.V., ADR(a)	181	11,133
Gruma S.A.B. de C.V., Class B	350	4,107
Grupo Elektra S.A.B. de C.V.	285	15,262
Grupo Financiero Banorte S.A.B. de C.V., Class O(a)	2,686	9,643
Grupo Mexico S.A.B. de C.V., Class B	3,300	8,335
Wal-Mart de Mexico S.A.B. de C.V., Series V	12,873	30,212
		83,624
Netherlands–3.92%
Adyen N.V.(a)(b)	103	171,958
ASML Holding N.V.	980	346,179
EXOR N.V.	90	5,092
Heineken Holding N.V.	64	5,549
ING Groep N.V.	1,418	9,831
Koninklijke Ahold Delhaize N.V.	2,012	57,998
Koninklijke DSM N.V.	181	27,638
Koninklijke Philips N.V.(a)	249	12,935
NXP Semiconductors N.V.	181	21,273
Wolters Kluwer N.V.	335	26,486
		684,939
Norway–0.09%
DNB ASA(a)	400	6,149
Equinor ASA	258	3,843
Telenor ASA	387	6,011
		16,003
Philippines–0.11%
Ayala Land, Inc.	10,800	7,336
Shares		Value
Philippines–(continued)
SM Prime Holdings, Inc.	18,300	$11,202
		18,538
Poland–0.10%
CD Projekt S.A.(a)	103	11,121
KGHM Polska Miedz S.A.(a)	195	6,614
		17,735
Portugal–0.03%
Jeronimo Martins SGPS S.A.	361	6,093
Russia–1.56%
Gazprom PJSC, ADR	6,473	31,718
LUKOIL PJSC, ADR(d)	407	27,873
LUKOIL PJSC, ADR(d)	315	21,568
MMC Norilsk Nickel PJSC, ADR	91	2,404
MMC Norilsk Nickel PJSC, ADR	670	17,668
Mobile TeleSystems PJSC, ADR	284	2,516
Polyus PJSC, GDR(b)	90	10,305
Sberbank of Russia PJSC, ADR(a)	7,247	86,384
Severstal PAO, GDR(b)	374	4,566
Surgutneftegas PJSC, ADR	10,174	50,463
Tatneft PJSC, ADR	206	9,229
Yandex N.V., Class A(a)	129	7,423
		272,117
South Africa–0.59%
Absa Group Ltd.	1,973	9,218
Anglo American PLC	684	16,880
Gold Fields Ltd.	1,290	16,920
Naspers Ltd., Class N	232	42,758
Remgro Ltd.	1,122	6,090
Standard Bank Group Ltd.	1,792	11,457
		103,323
South Korea–2.64%
Celltrion, Inc.(a)	142	35,324
Hyundai Mobis Co. Ltd.	116	20,046
Kia Motors Corp.	193	6,557
LG Chem Ltd.	13	6,210
LG Household & Health Care Ltd.	4	4,610
NAVER Corp.	309	78,185
Samsung Biologics Co. Ltd.(a)(b)	39	24,020
Samsung C&T Corp.	39	3,476
Samsung Electronics Co. Ltd.	3,211	156,287
Samsung SDS Co. Ltd.	77	10,776
SK Hynix, Inc.	1,663	115,775
		461,266
Spain–1.33%
Aena SME S.A.(a)(b)	39	5,082
Amadeus IT Group S.A.	400	20,089
Banco Bilbao Vizcaya Argentaria S.A.	2,037	6,382
Banco Santander S.A.(a)	5,932	12,741
Cellnex Telecom S.A.(b)	851	53,532
Cellnex Telecom S.A., Rts. Expiring 08/07/2020(a)	851	3,559
Endesa S.A.	155	4,407
Ferrovial S.A.	168	4,125
Grifols S.A.	245	7,152
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
Spain–(continued)
Iberdrola S.A.	7,041	$90,888
Industria de Diseno Textil S.A.	181	4,825
Naturgy Energy Group S.A.	166	3,083
Repsol S.A.	645	5,035
Siemens Gamesa Renewable Energy S.A.	245	5,741
Telefonica S.A.	1,470	6,151
		232,792
Sweden–1.77%
Atlas Copco AB, Class A	1,883	83,431
Epiroc AB, Class A	322	4,506
Essity AB, Class B(a)	748	24,637
Hennes & Mauritz AB, Class B	271	4,220
Hexagon AB, Class B(a)	244	15,903
Investor AB, Class B	1,586	93,752
Sandvik AB(a)	1,496	27,885
Swedbank AB, Class A(a)	206	3,347
Telefonaktiebolaget LM Ericsson, Class B	3,263	37,631
Volvo AB, Class B(a)	825	14,275
		309,587
Switzerland–7.23%
ABB Ltd.	1,431	35,846
Chocoladefabriken Lindt & Spruengli AG, PC	4	30,957
Credit Suisse Group AG	645	6,912
EMS-Chemie Holding AG	13	11,220
Geberit AG	13	7,186
Givaudan S.A.	26	107,303
Kuehne + Nagel International AG(a)	64	11,021
LafargeHolcim Ltd.(a)	193	9,140
Lonza Group AG	64	39,950
Nestle S.A.	2,785	329,953
Novartis AG	2,102	174,085
Partners Group Holding AG	13	12,592
Roche Holding AG	954	330,092
Schindler Holding AG, PC	39	9,864
SGS S.A.	5	13,133
Sika AG	206	45,359
STMicroelectronics N.V.	1,625	46,051
Swatch Group AG (The), BR	20	4,201
Swiss Re AG	116	9,162
Swisscom AG	39	20,765
Zurich Insurance Group AG	26	9,612
		1,264,404
Taiwan–4.29%
ASE Technology Holding Co. Ltd., ADR	3,585	17,961
Asustek Computer, Inc.	3,000	22,097
Catcher Technology Co. Ltd.	1,000	7,340
Cathay Financial Holding Co. Ltd.	6,000	8,073
Chang Hwa Commercial Bank Ltd.	7,000	4,515
Cheng Shin Rubber Industry Co. Ltd.	2,000	2,303
China Steel Corp.	6,000	4,038
Chunghwa Telecom Co. Ltd., ADR	142	5,237
CTBC Financial Holding Co. Ltd.	14,000	9,226
Delta Electronics, Inc.	1,000	6,864
E.Sun Financial Holding Co. Ltd.	10,796	10,001
Far Eastern New Century Corp.	3,000	2,626
First Financial Holding Co. Ltd.	11,000	8,873
Shares		Value
Taiwan–(continued)
Formosa Chemicals & Fibre Corp.	2,000	$4,575
Fubon Financial Holding Co. Ltd.	6,000	8,508
Globalwafers Co. Ltd.	1,000	14,282
Hon Hai Precision Industry Co. Ltd.	29,000	77,204
MediaTek, Inc.	1,000	23,988
Mega Financial Holding Co. Ltd.	14,000	15,401
Nanya Technology Corp.	2,000	4,149
Pegatron Corp.	14,000	29,563
President Chain Store Corp.	1,000	9,532
Quanta Computer, Inc.	7,000	19,575
Sea Ltd., ADR(a)	1,135	138,697
Taiwan Cement Corp.	5,000	7,653
Taiwan Cooperative Financial Holding Co. Ltd.	14,000	10,238
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,527	199,355
Uni-President Enterprises Corp.	6,000	14,586
United Microelectronics Corp., ADR	10,909	40,363
Yageo Corp.	1,000	13,316
Yuanta Financial Holding Co. Ltd.	15,000	9,159
		749,298
Tanzania–0.04%
AngloGold Ashanti Ltd.	206	6,649
Turkey–0.20%
Eregli Demir ve Celik Fabrikalari TAS	16,841	18,460
KOC Holding A.S.	1,547	3,599
Turkiye Garanti Bankasi A.S.(a)	3,193	3,211
Turkiye Is Bankasi A.S., Class C(a)	14,894	10,294
		35,564
United Kingdom–5.08%
AstraZeneca PLC	903	100,155
Aviva PLC	3,720	12,950
BAE Systems PLC	3,830	24,698
Barclays PLC	5,545	7,364
BP PLC	5,119	18,557
British American Tobacco PLC	3,288	109,119
BT Group PLC	4,736	6,145
Coca-Cola European Partners PLC	116	4,776
Compass Group PLC	271	3,747
Diageo PLC	593	21,730
Experian PLC	271	9,549
Fiat Chrysler Automobiles N.V.(a)	820	8,396
GlaxoSmithKline PLC	4,101	82,355
Imperial Brands PLC	426	7,148
Legal & General Group PLC	3,017	8,537
Lloyds Banking Group PLC	30,059	10,424
London Stock Exchange Group PLC	1,045	116,560
National Grid PLC	5,390	63,746
Natwest Group PLC	1,787	2,498
Prudential PLC	787	11,502
Reckitt Benckiser Group PLC	890	90,017
RELX PLC	387	8,216
Royal Dutch Shell PLC, Class A	1,509	22,298
Schroders PLC	309	12,052
Smith & Nephew PLC	348	6,948
SSE PLC	1,341	22,950
Standard Chartered PLC	1,328	6,750
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Shares		Value
United Kingdom–(continued)
Tesco PLC	15,694	$44,748
Unilever N.V.	322	19,060
Unilever PLC	271	16,276
Vodafone Group PLC	5,932	9,010
		888,281
United States–0.32%
Atlassian Corp. PLC, Class A(a)	103	18,195
Ferguson PLC	90	8,049
JBS S.A.	2,600	10,736
Spotify Technology S.A.(a)	77	19,852
		56,832
Vietnam–0.00%
Vietnam Dairy Products JSC	2	9
Total Common Stocks & Other Equity Interests (Cost $11,985,095)		13,611,620
Preferred Stocks–1.91%
Multinational–1.51%
Harambee Re Ltd., Pfd.(c)	3,485	6,464
Lion Rock Re Ltd., Pfd.(c)	25	30,850
Lorenz Re Ltd., Pfd.(c)	275	23,168
Mt. Logan Re Ltd., Pfd.(c)	116	117,157
NCM Re Ltd., Pfd.(c)	1,361	23,469
Thopas Re Ltd., Pfd.(c)	500	24,284
Turing Re Ltd., Series 2019-1, Pfd. (Acquired 03/26/2019; Cost $88,570)(b)(c)	886	37,653
Viribus Re Ltd., Pfd.(c)	38,090	608
		263,653
Shares		Value
Singapore–0.40%
Grab Holdings, Inc., H Shares, Pfd.(c)	11,374	$70,097
Total Preferred Stocks (Cost $398,422)		333,750
Principal Amount
Event-Linked Bonds–0.76%
Multinational–0.76%
Alturas RE Segregated Account,0.00%, 12/31/2020 (Acquired 12/20/2018; Cost $1,000)(b)(c)(e)	1,000	18,987
Eden RE II Ltd., Class A,0.00%, 12/31/2020 (Acquired 12/14/2018; Cost $2,500)(b)(c)(e)	2,500	20,202
Limestone Re Ltd., Class A,0.00%, 12/31/2020 (Acquired 12/27/2018; Cost $5,265)(b)(c)(e)	5,265	25,566
Sector Re V Ltd., Series 2019-1, Class A,0.00%, 12/31/2020 (Acquired 04/23/2019; Cost $120,000)(b)(c)(e)	120,000	53,608
Versutus Re Ltd.,0.00%, 12/31/2020(c)(e)	12,410	14,428
Total Event-Linked Bonds (Cost $141,175)		132,791
Shares
Money Market Funds–5.97%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(f)(g) (Cost $1,043,787)	1,043,787	1,043,787
TOTAL INVESTMENTS IN SECURITIES—86.49% (Cost $13,568,479)		15,121,948
OTHER ASSETS LESS LIABILITIES–13.51%		2,362,287
NET ASSETS–100.00%		$17,484,235
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
GDR	– Global Depositary Receipt
PC	– Participation Certificate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $648,825, which represented 3.71% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(e)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$30,485,214	$53,456,467	$(82,897,894)	$-	$-	$1,043,787	$194,380
Investments in Other Affiliates:
Invesco Russell 1000 Dynamic Multifactor ETF	4,615,232	-	(4,587,052)	(599,336)	571,156	-	27,657
Total	$35,100,446	$53,456,467	$(87,484,946)	$(599,336)	$571,156	$1,043,787	$222,037

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.

See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Currency Risk
Canadian Dollar	14	September-2020	$1,046,080	$11,472	$11,472
Equity Risk
S&P/TSX 60 Index	8	September-2020	1,153,190	32,537	32,537
Total Futures Contracts				$44,009	$44,009

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Goldman Sachs International	Pay	MSCI Emerging Markets Minimum Volatility Notes	1 mo. USD LIBOR + 15 bps	Monthly	709	September—2020	$1,335,494	$—	$4,148	$4,148
Goldman Sachs International	Pay	MSCI Emerging Markets Minimum Volatility Notes	1 mo. USD LIBOR + 81 bps	Monthly	690	September—2020	1,167,238	—	33,154	33,154
Total — Total Return Swap Agreements								$—	$37,302	$37,302

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$679,862	$—	$679,862
Belgium	—	68,238	—	68,238
Brazil	499,030	—	—	499,030
Chile	24,419	—	—	24,419
China	661,847	1,280,080	3,811	1,945,738
Colombia	7,949	—	—	7,949
Denmark	—	342,806	—	342,806
Finland	—	86,331	—	86,331
France	—	901,352	—	901,352
Germany	—	774,392	—	774,392
Hong Kong	—	320,906	—	320,906
Indonesia	—	57,547	—	57,547
Ireland	—	68,686	—	68,686
Israel	8,022	—	—	8,022
Italy	—	144,836	—	144,836
Japan	—	2,403,678	—	2,403,678
Macau	—	13,643	—	13,643
Malaysia	—	57,131	—	57,131
Mexico	83,624	—	—	83,624
Multinational	—	—	396,444	396,444
Netherlands	21,273	663,666	—	684,939
Norway	—	16,003	—	16,003
Philippines	—	18,538	—	18,538
Poland	—	17,735	—	17,735
Portugal	—	6,093	—	6,093
Russia	241,840	30,277	—	272,117
Singapore	—	—	70,097	70,097
South Africa	—	103,323	—	103,323
South Korea	—	461,266	—	461,266
Spain	3,559	229,233	—	232,792
Sweden	—	309,587	—	309,587
Switzerland	—	1,264,404	—	1,264,404
Taiwan	401,613	347,685	—	749,298
Tanzania	—	6,649	—	6,649
Turkey	—	35,564	—	35,564
United Kingdom	4,776	883,505	—	888,281
United States	48,783	8,049	—	56,832
Vietnam	—	9	—	9
Money Market Funds	1,043,787	—	—	1,043,787
Total Investments in Securities	3,050,522	11,601,074	470,352	15,121,948
Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$44,009	$—	$—	$44,009
Swap Agreements	—	37,302	—	37,302
Total Other Investments	44,009	37,302	—	81,311
Total Investments	$3,094,531	$11,638,376	$470,352	$15,203,259

*	Unrealized appreciation.
A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended July 31, 2020:
	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value July 31, 2020
Common Stocks & Other Equity Interests	$—	$49,586	$ (48,083)	$—	$998	$ 1,310	$—	$—	$3,811
Preferred Stocks	1,959,347	876,250	(2,647,956)	—	100,031	46,078	—	—	333,750
Event-Linked Bonds	1,298,796	398,549	(1,570,001)	—	12,627	(7,180)	—	—	132,791
Total	$3,258,143	$1,324,385	$(4,266,040)	$—	$ 113,656	$ 40,208	$—	$—	$ 470,352
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Advantage International Fund